Share-based payments (Details 5) - ₨ / shares	Jan. 29, 2024	Oct. 26, 2023	May 09, 2023	Jan. 24, 2023	Oct. 27, 2022	Jul. 27, 2022	May 19, 2022
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	25.15%			27.73%			28.27%
Exercise price	₨ 5,856			₨ 4,338			₨ 3,906
Option life	4 years 6 months			5 years			5 years 6 months
Risk-free interest rate	7.07%			7.21%			7.24%
Expected dividends	0.68%			0.71%			0.76%
Grant date share price	₨ 5,843.7			₨ 4,253			₨ 3,929
Option One on October 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					26.38%
Exercise price					₨ 5
Option life					2 years 9 months
Risk-free interest rate					7.09%
Expected dividends					0.67%
Grant date share price					₨ 4,491
Option Two on October 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					28.13%
Exercise price					₨ 4,443
Option life					5 years
Risk-free interest rate					7.35%
Expected dividends					0.67%
Grant date share price					₨ 4,491
Option One on July 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility						28.41%
Exercise price						₨ 4,212
Option life						5 years
Risk-free interest rate						7.13%
Expected dividends						0.70%
Grant date share price						₨ 4,260
Option Two on July 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility						27.65%
Exercise price						₨ 5
Option life						6 years
Risk-free interest rate						6.81%
Expected dividends						0.70%
Grant date share price						₨ 4,260
Option One on May 19, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility							28.28%
Exercise price							₨ 3,906
Option life							4 years 6 months
Risk-free interest rate							7.13%
Expected dividends							0.76%
Grant date share price							₨ 3,929
Option Two on May 19, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility							28.32%
Exercise price							₨ 3,906
Option life							5 years
Risk-free interest rate							7.17%
Expected dividends							0.76%
Grant date share price							₨ 3,929
Option One on October 26,2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		26.12%
Exercise price		₨ 5,514
Option life		5 years
Risk-free interest rate		7.39%
Expected dividends		0.74%
Grant date share price		₨ 5,421.95
Option Two on October 26,2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		25.75%
Exercise price		₨ 5,514
Option life		4 years 6 months
Risk-free interest rate		7.38%
Expected dividends		0.74%
Grant date share price		₨ 5,421.95
Option One on May 9,2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			27.15%
Exercise price			₨ 4,907
Option life			5 years 6 months
Risk-free interest rate			7.02%
Expected dividends			0.81%
Grant date share price			₨ 4,933.25
Option One on May 9,2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			26.95%
Exercise price			₨ 4,907
Option life			5 years
Risk-free interest rate			7.01%
Expected dividends			0.81%
Grant date share price			₨ 4,933.25